ADVANCES FROM FEDERAL HOME LOAN BANK (Detail Textuals) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Banking and Thrift [Abstract]
Advances from the FHLB	$ 340,000	$ 483,000	$ 570,000
Additional FHLB advances	$ 135,000,000	$ 115,600,000